OTHER LIABILITIES (Details 2) $ in Thousands	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Next 12 months	$ 179
One to five years	402
More than five years	0
Total obligation - end of period - undiscounted	581
Present value discount adjustment	(73)
Total obligation - end of period - discounted	508
Loan Liabilities
Statement [Line Items]
Next 12 months	17
One to five years	43
More than five years	0
Total obligation - end of period - undiscounted	60
Present value discount adjustment	(4)
Total obligation - end of period - discounted	56
Lease Liabilities [Member]
Statement [Line Items]
Next 12 months	162
One to five years	359
More than five years	0
Total obligation - end of period - undiscounted	521
Present value discount adjustment	(69)
Total obligation - end of period - discounted	$ 452